Putnam Investments
                                                One Post Office Square
                                                Boston, MA 02109
                                                December 19, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Putnam Investment Funds (Reg. No. 33-56339) (811-7237)
    (the "Fund") Post-Effective Amendment No. 37 to Registration
    Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of Putnam International Large Cap Growth Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 12, 2000.

Comments or questions concerning this certificate may be directed to Greg Pickard at 1-800-225-2465, ext. 1-7122.

                                  Very truly yours,

                                  PUTNAM INVESTMENT FUNDS

                                  /s/ Gordon H. Silver
                              By: ---------------------
                                  Gordon H. Silver
                                  Vice President

cc: Gregory Pusch, Esq.